Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (15,653)	$ (50,218)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization of property, plant and equipment	1,387	1,374
Amortization	2,429	2,345
Benefit from deferred income taxes	(3,328)	(3,357)
Share-based compensation expense	773	503
Impairment loss on equipment	0	273
Impairment loss on intangible assets	875	281
Impairment loss on goodwill	168	47,088
Change in fair value of contingent consideration	242	3,380
Change in fair value of derivatives	(14)	18
Change in fair value of warrants liability	525	0
Non-cash interest expense	159	0
Legal settlement	2,038	0
Uncollectible receivable - related party	3,862	0
Loss on extinguishment of debt - related party	2,142	0
Fair value of common stock issued	0	56
Other non-cash expenses	127	15
Changes in operating assets and liabilities:
Accounts receivable	212	(517)
Inventories	(1,124)	1,225
Restricted cash	0	(159)
Prepaid expenses and other current assets	12	61
Accounts payable and accrued liabilities	2,115	1,263
Accrued interest on note payable to related party	252	0
Deferred revenue	80	0
Income taxes payable	114	(131)
Net cash (used in) provided by operating activities	(2,607)	3,500
Cash flows from investing activities:
Purchases of long-lived assets	(1,183)	(672)
Proceeds from disposal of long-lived assets	18	0
Net cash used in investing activities	(1,165)	(672)
Cash flows from financing activities:
Net proceeds from line of credit	1,600	0
Principal payments on notes payable	(2,621)	(2,413)
Principal payments on related party note payable	0	(250)
Payments to reacquire and retire common stock	0	(139)
Payments of debt issuance and deferred financing costs	(163)	(309)
Proceeds received from issuance of convertible preferred stock	4,000	0
Payment of preferred stock issuance costs	(647)	0
Payment in connection with legal settlement agreement	(275)	0
Principal payments on capital lease obligations	(14)	(37)
Net cash provided by (used in) financing activities	1,880	(3,148)
Effect of exchange rate changes on cash	62	64
Net decrease in cash	(1,830)	(256)
Cash, beginning of period	2,695	2,951
Cash, end of period	$ 865	$ 2,695